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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: ___________

     This Amendment (Check only one.): [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name of Institutional Investment Manager: Salzman & Co., Inc.
Business Address:                         411 West Putnam Avenue
                                          Greenwich, CT 06830

Form 13F File Number: 28-12184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen B. Salzman
Title: CEO/President
Phone: 203-302-2701

Signature, Place, and Date of Signing:


/s/ Stephen B. Salzman       Greenwich, CT       May 5, 2008

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

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                                13F Summary Page

Salzman & Co., Inc.
28-12184
Report for Period Ended 3/31/2008

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           9

Form 13F Information Table Value Total:    $405,239
                                         (thousands)

List of Other Included Managers:

NONE

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                           FORM 13F INFORMATION TABLE

        COLUMN 1           COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5      COLUMN 6 COLUMN 7      COLUMN 8
     --------------     -------------- --------- -------------- ---------------- --------- -------- -----------------
                                                                SHARES/ SH/ PUT/ INVESTMNT   OTHER   VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLASS   CUSIP   VALUE (x$1000) PRN AMT PRN CALL  DISCRETN   MGRS     SOLE  SHRD NONE
     --------------     -------------- --------- -------------- ------- --- ---- --------- -------- ------- ---- ----
Bed Bath & Beyond, Inc. COM            075896100      11986      406300 SH       SOLE                406300
Cabot Corp.             COM            127055101      45589     1628199 SH       SOLE               1628199
Eagle Materials Inc.    COM            26969P108      32496      914100 SH       SOLE                914100
Fannie Mae              COM            313586109     103874     3946600 SH       SOLE               3946600
Fastenal Co.            COM            311900104     142909     3111444 SH       SOLE               3111444
Google Inc.             COM            38259P508      12818       29100 SH       SOLE                 29100
SAIC Inc.               COM            78390X101      40532     2180300 SH       SOLE               2180300
Trinity Industries Inc. COM            896522109       7598      285100 SH       SOLE                285100
Vulcan Materials        COM            929160109       7437      112000 SH       SOLE                112000